Trading derivatives (assets and liabilities) and Short positions - Trading derivatives (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	$ 315,570	$ 342,582
Financial liabilities at fair value through profit or loss that meet definition of held for trading	239,725	266,828
Trading derivatives
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	171,282	205,690
Trading derivatives | Interest rate risk
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	61,027	65,719
Trading derivatives | Currency risk - Foreign exchange risk
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	109,813	139,461
Trading derivatives | Price risk
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	442	510
Trading derivatives
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	165,261	199,907
Trading derivatives | Interest rate risk
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	58,895	64,589
Trading derivatives | Currency risk - Foreign exchange risk
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	105,424	134,430
Trading derivatives | Price risk
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	$ 942	$ 888